Income taxes - Income tax expense (Details)			3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 27, 2020 USD ($)	Nov. 26, 2020 USD ($)	May 31, 2023 CAD ($)	May 31, 2022 CAD ($)	May 31, 2023 CAD ($)	May 31, 2022 CAD ($)	Aug. 31, 2022 CAD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CAD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CAD ($)	Aug. 31, 2020 USD ($)
Income taxes
Income taxes at the applicable tax rate of 26.5% [2021 - 26.5%; 2020 - 15%]							$ (3,406,162)		$ (3,977,204)		$ (338,133)
Change in tax status following the initial public offering									(127,979)
Adjustment in respect of current and deferred income tax of previous year							(4,396)		(207,601)
Permanent differences							823,119		2,100,615		198,475
Temporary difference											160,967
Change in recognition of deferred income tax assets							2,816,417		2,317,759
Other							29,365
Total income tax expense			$ (201,848)	$ 86,085	$ (208,985)	$ 52,981	258,343		105,590		$ 21,309
Income taxes at the applicable tax rate (as a percent)	$ 26.5	$ 15						$ 26.5		$ 26.5		$ 15
Research and development expenditures for income tax							$ 1,439,000		$ 471,000